Intangible Assets - Schedule of Impairment Charge From Possible Change in Assumptions (Details)	12 Months Ended
Dec. 31, 2019
Reynolds American Inc. | RAI Goodwill
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Decrease in revenue by	13.40%
Increase in pre-tax discount rate by	1.40%
Reynolds American Inc. | Newport
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Decrease in revenue by	11.90%
Increase in pre-tax discount rate by	0.60%
Imperial Tobacco Canada
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Decrease in revenue by	19.00%
Increase in pre-tax discount rate by	10.30%